                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
-------------------------------------------------------------------------------

                              MFS SERIES TRUST IX
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000


                      Date of fiscal year end: October 31*
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2006
-------------------------------------------------------------------------------

* This Form N-CSR filing pertains to the MFS Inflation-Adjusted Bond Fund, a series of the Registrant. The remaining series of the Registrant do not have a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) INFLATION-ADJUSTED BOND FUND                                     4/30/06

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                              7
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    19
---------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                               28
---------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                      28
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   28
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      98.0%
              Cash & Other Net Assets                     2.0%

              FIXED INCOME MARKET SECTORS (i)

              U.S. Treasury Securities                   94.1%
              ------------------------------------------------
              U.S. Government Agencies                    3.9%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                       100.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.3
              ------------------------------------------------
              Average Life (m)                       10.2 yrs.
              ------------------------------------------------
              Average Maturity (m)                   10.6 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                               AAA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/06.

Percentages are based on net assets as of 4/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, NOVEMBER 1, 2005 THROUGH APRIL 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period (p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05        4/30/06         4/30/06
--------------------------------------------------------------------------------
        Actual              0.65%     $1,000.00         $987.90         $3.20
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.65%     $1,000.00       $1,021.57         $3.26
--------------------------------------------------------------------------------
        Actual              1.50%     $1,000.00         $983.70         $7.38
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.50%     $1,000.00       $1,017.36         $7.50
--------------------------------------------------------------------------------
        Actual              1.50%     $1,000.00         $982.70         $7.37
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.50%     $1,000.00       $1,017.36         $7.50
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00         $988.60         $2.47
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.32         $2.51
--------------------------------------------------------------------------------
        Actual              1.00%     $1,000.00         $985.20         $4.92
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.00%     $1,000.00       $1,019.84         $5.01
--------------------------------------------------------------------------------
        Actual              1.60%     $1,000.00         $983.20         $7.87
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.60%     $1,000.00       $1,016.86         $8.00
--------------------------------------------------------------------------------
        Actual              1.25%     $1,000.00         $984.90         $6.15
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.25%     $1,000.00       $1,018.60         $6.26
--------------------------------------------------------------------------------
        Actual              1.15%     $1,000.00         $984.40         $5.66
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.15%     $1,000.00       $1,019.09         $5.76
--------------------------------------------------------------------------------
        Actual              0.90%     $1,000.00         $986.70         $4.43
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.90%     $1,000.00       $1,020.33         $4.51
--------------------------------------------------------------------------------
        Actual              0.60%     $1,000.00         $988.10         $2.96
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.60%     $1,000.00       $1,021.82         $3.01
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/06


The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds  - 96.6%
--------------------------------------------------------------------------------------------------
ISSUER                                                             SHARES/PAR            VALUE ($)
--------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.9%
--------------------------------------------------------------------------------------------------
Small Business Administration, 4.57%, 2025                       $     98,254         $     91,366
Small Business Administration, 4.76%, 2025                             91,052               85,636
Small Business Administration, 5.09%, 2025                             76,505               73,600
Small Business Administration, 5.36%, 2025                            100,000               98,000
Small Business Administration, 5.21%, 2026                             90,000               87,233
Small Business Administration, 5.35%, 2026                            138,000              134,951
Small Business Administration, 5.57%, 2026                            272,000              269,748
                                                                                      ------------
                                                                                      $    840,534
--------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Protected Securities - 92.7%
--------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.375%, 2025                                $  1,899,416         $  1,876,564
U.S. Treasury Bonds, 2%, 2026                                       1,435,506            1,334,852
U.S. Treasury Bonds, 3.625%, 2028                                     929,921            1,119,030
U.S. Treasury Bonds, 3.875%, 2029                                     720,332              904,016
U.S. Treasury Bonds, 3.375%, 2032                                     359,315              431,510
U.S. Treasury Notes, 3.625%, 2008                                   1,216,312            1,253,133
U.S. Treasury Notes, 3.875%, 2009                                   1,062,485            1,115,278
U.S. Treasury Notes, 0.875%, 2010                                   2,097,560            1,994,813
U.S. Treasury Notes, 3.5%, 2011                                       614,170              650,396
U.S. Treasury Notes, 2.375%, 2011                                   1,151,001            1,158,245
U.S. Treasury Notes, 3%, 2012                                       1,694,026            1,765,692
U.S. Treasury Notes, 1.875%, 2013                                   1,589,149            1,543,833
U.S. Treasury Notes, 2%, 2014                                       1,740,894            1,698,800
U.S. Treasury Notes, 1.625%, 2015                                   1,432,824            1,350,492
U.S. Treasury Notes, 1.875%, 2015                                     872,335              837,476
U.S. Treasury Notes, 2%, 2016                                       1,151,208            1,112,939
                                                                                      ------------
                                                                                      $ 20,147,069
--------------------------------------------------------------------------------------------------
  TOTAL BONDS (IDENTIFIED COST, $21,414,715)                                          $ 20,987,603
--------------------------------------------------------------------------------------------------
                                                                PAR AMOUNT OF
ISSUE/EXPIRATION/STRIKE PRICE                                       CONTRACTS            VALUE ($)
--------------------------------------------------------------------------------------------------

Call Options Purchased - 0.0%
--------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Year Futures - May 2006 @ $106
(Premiums Paid, $2,264)                                          $          4         $      1,188
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.2%
--------------------------------------------------------------------------------------------------
ISSUER                                                             SHARES/PAR            VALUE ($)
--------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 4.82%, due 5/01/06, at
Amortized Cost (y)                                               $    250,000         $    250,000

--------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $21,666,979) (k)                                $ 21,238,791
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.2%                                                      486,837
--------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                 $ 21,725,628
--------------------------------------------------------------------------------------------------

(k) As of April 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $20,987,603 and 98.82% of market value provided by an independent pricing service using an evaluated bid.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 4/30/06
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $21,666,979)               $21,238,791
Cash                                                                       243
Receivable for investments sold                                        321,182
Receivable for fund shares sold                                         71,354
Interest receivable                                                    120,536
Receivable from investment adviser                                     118,705
---------------------------------------------------------------------------------------------------
Total assets                                                                            $21,870,811
---------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------
Distributions payable                                                   $8,825
Payable for fund shares reacquired                                      56,099
Payable to affiliates
  Management fee                                                           623
  Shareholder servicing costs                                            2,694
  Distribution and service fees                                            759
  Administrative services fee                                              144
  Retirement plan administration and services fees                          10
Payable for independent trustees' compensation                             238
Accrued expenses and other liabilities                                  75,791
---------------------------------------------------------------------------------------------------
Total liabilities                                                                          $145,183
---------------------------------------------------------------------------------------------------
Net assets                                                                              $21,725,628
---------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid-in capital                                                    $23,079,732
Unrealized appreciation (depreciation) on investments                 (428,188)
Accumulated distributions in excess of net realized gain
on investments                                                        (665,126)
Accumulated distributions in excess of net investment
income                                                                (260,790)
---------------------------------------------------------------------------------------------------
Net assets                                                                              $21,725,628
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 2,281,842
---------------------------------------------------------------------------------------------------
Class A shares
---------------------------------------------------------------------------------------------------
  Net assets                                                       $12,516,748
  Shares outstanding                                                 1,314,707
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $9.52
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value
  per share)                                                                                  $9.99
---------------------------------------------------------------------------------------------------
Class B shares
---------------------------------------------------------------------------------------------------
  Net assets                                                        $4,417,811
  Shares outstanding                                                   464,228
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $9.52
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class C shares
  Net assets                                                        $2,559,130
  Shares outstanding                                                   268,460
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $9.53
---------------------------------------------------------------------------------------------------
Class I shares
---------------------------------------------------------------------------------------------------
  Net assets                                                        $1,451,057
  Shares outstanding                                                   152,430
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $9.52
---------------------------------------------------------------------------------------------------
Class R shares
---------------------------------------------------------------------------------------------------
  Net assets                                                          $133,867
  Shares outstanding                                                    14,056
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $9.52
---------------------------------------------------------------------------------------------------
Class R1 shares
---------------------------------------------------------------------------------------------------
  Net assets                                                           $89,605
  Shares outstanding                                                     9,415
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $9.52
---------------------------------------------------------------------------------------------------
Class R2 shares
---------------------------------------------------------------------------------------------------
  Net assets                                                           $49,552
  Shares outstanding                                                     5,206
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $9.52
---------------------------------------------------------------------------------------------------
Class R3 shares
---------------------------------------------------------------------------------------------------
  Net assets                                                          $335,192
  Shares outstanding                                                    35,198
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $9.52
---------------------------------------------------------------------------------------------------
Class R4 shares
---------------------------------------------------------------------------------------------------
  Net assets                                                          $122,729
  Shares outstanding                                                    12,895
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $9.52
---------------------------------------------------------------------------------------------------
Class R5 shares
---------------------------------------------------------------------------------------------------
  Net assets                                                           $49,937
  Shares outstanding                                                     5,247
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $9.52
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 4/30/06

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
Income
  Interest                                                                               $427,013
-------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $54,191
  Distribution and service fees                                           59,960
  Shareholder servicing costs                                             16,108
  Administrative services fee                                              6,375
  Retirement plan administration and services fees                           697
  Independent trustees' compensation                                         747
  Custodian fee                                                           14,208
  Shareholder communications                                              47,597
  Auditing fees                                                           15,109
  Legal fees                                                               2,085
  Registration fees                                                       77,499
  Miscellaneous                                                            2,193
-------------------------------------------------------------------------------------------------
Total expenses                                                                           $296,769
-------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (481)
  Reduction of expenses by investment adviser and distributor           (194,036)
-------------------------------------------------------------------------------------------------
Net expenses                                                                             $102,252
-------------------------------------------------------------------------------------------------
Net investment income                                                                    $324,761
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $(517,447)
  Futures contracts                                                       (2,039)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                 $(519,486)
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                           $(114,862)
-------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                  $(634,348)
-------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $(309,587)
-------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                           SIX MONTHS ENDED           YEAR ENDED
                                                                    4/30/06             10/31/05
                                                                (UNAUDITED)

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------
Net investment income                                              $324,761             $415,547
Net realized gain (loss) on investments                            (519,486)             (68,255)
Net unrealized gain (loss) on investments                          (114,862)            (368,491)
------------------------------------------------------------------------------------------------
Change in net assets from operations                              $(309,587)            $(21,199)
------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(347,431)           $(213,813)
  Class B                                                          (116,633)            (115,769)
  Class C                                                           (66,794)             (59,013)
  Class I                                                           (40,123)             (69,708)
  Class R                                                            (3,554)              (4,160)
  Class R1                                                           (1,926)              (1,146)
  Class R2                                                           (1,291)              (1,238)
  Class R3                                                           (6,957)              (2,091)
  Class R4                                                           (1,769)              (1,381)
  Class R5                                                           (1,463)              (1,471)
From net realized gain on investments
  Class A                                                            (4,070)                  --
  Class B                                                            (1,584)                  --
  Class C                                                              (919)                  --
  Class I                                                              (428)                  --
  Class R                                                               (42)                  --
  Class R1                                                              (27)                  --
  Class R2                                                              (16)                  --
  Class R3                                                              (82)                  --
  Class R4                                                              (17)                  --
  Class R5                                                              (16)                  --
------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(595,142)           $(469,790)
------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $4,508,611          $16,108,174
------------------------------------------------------------------------------------------------
Redemption fees                                                         $--                   $6
------------------------------------------------------------------------------------------------
Total change in net assets                                       $3,603,882          $15,617,191
------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------
At beginning of period                                           18,121,746            2,504,555
At end of period (including accumulated distributions
in excess of net investment income of $260,790 and
undistributed net investment income of $2,390)                  $21,725,628          $18,121,746
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.


                                                       SIX MONTHS           YEARS ENDED 10/31
                                                            ENDED         ----------------------         YEAR ENDED
CLASS A                                                   4/30/06           2005         2004(x)         4/30/04(c)
                                                      (UNAUDITED)

Net asset value, beginning of period                        $9.92         $10.24           $9.85             $10.00
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                 $0.15          $0.46           $0.20              $0.16
  Net realized and unrealized gain (loss)
  on investments                                            (0.27)         (0.27)           0.40              (0.13)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $(0.12)         $0.19           $0.60              $0.03
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                               $(0.28)        $(0.51)         $(0.21)            $(0.18)
  From net realized gain on investments                     (0.00)(w)         --              --                 --
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $(0.28)        $(0.51)         $(0.21)            $(0.18)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $9.52          $9.92          $10.24              $9.85
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                  (1.21)(n)       1.85            6.09(n)            0.33(n)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       2.52(a)        3.22           17.87(a)            5.20(a)
Expenses after expense reductions (f)                        0.65(a)        0.64            0.55(a)            0.50(a)
Net investment income                                        3.13(a)        4.64            3.93(a)            2.72(a)
Portfolio turnover                                            120            203              90                141
Net assets at end of period (000 Omitted)                 $12,517         $8,831            $647               $503
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                                      SIX MONTHS                YEARS ENDED 10/31
                                                                           ENDED          -----------------------------
CLASS B                                                                  4/30/06            2005             2004(i)
                                                                     (UNAUDITED)
Net asset value, beginning of period                                       $9.92          $10.23             $10.20
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.13           $0.37              $0.00(w)
  Net realized and unrealized gain (loss) on investments                   (0.29)          (0.26)              0.08
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $(0.16)          $0.11              $0.08
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.24)         $(0.42)            $(0.05)
  From net realized gain on investments                                    (0.00)(w)          --                 --
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(0.24)         $(0.42)            $(0.05)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $9.52           $9.92             $10.23
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                                 (1.63)(n)        1.04               0.82(n)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      3.17(a)         3.87              18.54(a)
Expenses after expense reductions (f)                                       1.50(a)         1.49               1.52(a)
Net investment income                                                       2.70(a)         3.69               0.26(a)
Portfolio turnover                                                           120             203                 90
Net assets at end of period (000 Omitted)                                 $4,418          $4,818               $310
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


Financial Highlights - continued


                                                                      SIX MONTHS                YEARS ENDED 10/31
                                                                           ENDED          -----------------------------
CLASS C                                                                  4/30/06            2005             2004(i)
                                                                     (UNAUDITED)
Net asset value, beginning of period                                       $9.94          $10.24             $10.20
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                         $0.13           $0.38             $(0.00)(w)
  Net realized and unrealized gain (loss) on investments                   (0.30)          (0.26)              0.09
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $(0.17)          $0.12              $0.09
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.24)         $(0.42)            $(0.05)
  From net realized gain on investments                                    (0.00)(w)          --                 --
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(0.24)         $(0.42)            $(0.05)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $9.53           $9.94             $10.24
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                                 (1.73)(n)        1.15               0.92(n)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      3.17(a)         3.87              18.51(a)
Expenses after expense reductions (f)                                       1.50(a)         1.49               1.49(a)
Net investment income (loss)                                                2.61(a)         3.74              (0.17)(a)
Portfolio turnover                                                           120             203                 90
Net assets at end of period (000 Omitted)                                 $2,559          $2,548                $85
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


Financial Highlights - continued


                                                       SIX MONTHS           YEARS ENDED 10/31
                                                            ENDED         ----------------------         YEAR ENDED
CLASS I                                                   4/30/06           2005         2004(x)         4/30/04(c)
                                                      (UNAUDITED)
Net asset value, beginning of period                        $9.92         $10.24           $9.85             $10.00
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                 $0.18          $0.43           $0.20              $0.16
  Net realized and unrealized gain (loss)
  on investments                                            (0.29)         (0.22)           0.40              (0.13)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $(0.11)         $0.21           $0.60              $0.03
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                               $(0.29)        $(0.53)         $(0.21)            $(0.18)
  From net realized gain on investments                     (0.00)(w)         --              --                 --
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $(0.29)        $(0.53)         $(0.21)            $(0.18)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $9.52          $9.92          $10.24              $9.85
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                     (1.14)(n)       2.02            6.12(n)            0.33(n)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       2.17(a)        2.88           17.52(a)            4.86(a)
Expenses after expense reductions (f)                        0.50(a)        0.50            0.50(a)            0.50(a)
Net investment income                                        3.66(a)        4.23            4.01(a)            2.74(a)
Portfolio turnover                                            120            203              90                141
Net assets at end of period (000 Omitted)                  $1,451         $1,339          $1,382             $1,044
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


Financial Highlights - continued


                                                                      SIX MONTHS                YEARS ENDED 10/31
                                                                           ENDED          -----------------------------
CLASS R                                                                  4/30/06            2005            2004(i)
                                                                     (UNAUDITED)
Net asset value, beginning of period                                       $9.93          $10.24             $10.20
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.15           $0.42              $0.00(w)
  Net realized and unrealized gain (loss) on investments                   (0.30)          (0.26)              0.10
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $(0.15)          $0.16              $0.10
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.26)         $(0.47)            $(0.06)
  From net realized gain on investments                                    (0.00)(w)          --                 --
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(0.26)         $(0.47)            $(0.06)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $9.52           $9.93             $10.24
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    (1.48)(n)        1.58               1.01(n)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      2.67(a)         3.38              18.02(a)
Expenses after expense reductions (f)                                       1.00(a)         1.00               1.00(a)
Net investment income                                                       3.10(a)         4.15               0.15(a)
Portfolio turnover                                                           120             203                 90
Net assets at end of period (000 Omitted)                                   $134            $129                $40
-----------------------------------------------------------------------------------------------------------------------

                                                                                      SIX MONTHS         YEAR ENDED
CLASS R1                                                                           ENDED 4/30/06        10/31/05(i)
                                                                                     (UNAUDITED)
Net asset value, beginning of period                                                       $9.92             $10.10
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                $0.09              $0.24
  Net realized and unrealized gain (loss) on investments                                   (0.26)             (0.19)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                          $(0.17)             $0.05
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                                                              $(0.23)            $(0.23)
  From net realized gain on investments                                                    (0.00)(w)             --
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(0.23)            $(0.23)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $9.52              $9.92
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                    (1.68)(n)           0.47(n)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                      3.37(a)            4.08(a)
Expenses after expense reductions (f)                                                       1.60(a)            1.69(a)
Net investment income                                                                       2.00(a)            3.97(a)
Portfolio turnover                                                                           120                203
Net assets at end of period (000 Omitted)                                                    $90                $50
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


Financial Highlights - continued

                                                                                      SIX MONTHS         YEAR ENDED
CLASS R2                                                                           ENDED 4/30/06        10/31/05(i)
                                                                                     (UNAUDITED)
Net asset value, beginning of period                                                       $9.92             $10.10
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                $0.12              $0.25
  Net realized and unrealized gain (loss) on investments                                   (0.27)             (0.18)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                          $(0.15)             $0.07
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                                                              $(0.25)            $(0.25)
  From net realized gain on investments                                                    (0.00)(w)             --
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(0.25)            $(0.25)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $9.52              $9.92
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                    (1.51)(n)           0.65(n)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                      3.07(a)            3.78(a)
Expenses after expense reductions (f)                                                       1.25(a)            1.38(a)
Net investment income                                                                       2.87(a)            4.29(a)
Portfolio turnover                                                                           120                203
Net assets at end of period (000 Omitted)                                                    $50                $50
-----------------------------------------------------------------------------------------------------------------------

                                                                      SIX MONTHS                YEARS ENDED 10/31
                                                                           ENDED          -----------------------------
CLASS R3                                                                 4/30/06            2005         2004(i)(x)
                                                                     (UNAUDITED)
Net asset value, beginning of period                                       $9.93          $10.24             $10.20
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                         $0.14           $0.29             $(0.00)(w)
  Net realized and unrealized gain (loss) on investments                   (0.29)          (0.15)(g)           0.10
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $(0.15)          $0.14              $0.10
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.26)         $(0.45)            $(0.06)
  From net realized gain on investments                                    (0.00)(w)          --                 --
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(0.26)         $(0.45)            $(0.06)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $9.52           $9.93             $10.24
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    (1.56)(n)        1.32               0.96(n)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      2.92(a)         3.59              18.27(a)
Expenses after expense reductions (f)                                       1.15(a)         1.21               1.25(a)
Net investment income (loss)                                                3.03(a)         3.77              (0.10)(a)
Portfolio turnover                                                           120             203                 90
Net assets at end of period (000 Omitted)                                   $335            $255                $40
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                      SIX MONTHS         YEAR ENDED
CLASS R4                                                                           ENDED 4/30/06        10/31/05(i)
                                                                                     (UNAUDITED)
Net asset value, beginning of period                                                       $9.92             $10.10
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                $0.14              $0.28
  Net realized and unrealized gain (loss) on investments                                   (0.27)             (0.18)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                          $(0.13)             $0.10
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                                                              $(0.27)            $(0.28)
  From net realized gain on investments                                                    (0.00)(w)             --
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(0.27)            $(0.28)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $9.52              $9.92
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                    (1.33)(n)           0.93(n)
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                      2.57(a)            3.28(a)
Expenses after expense reductions (f)                                                       0.90(a)            0.90(a)
Net investment income                                                                       3.29(a)            4.76(a)
Portfolio turnover                                                                           120                203
Net assets at end of period (000 Omitted)                                                   $123                $50
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


Financial Highlights - continued

                                                                                      SIX MONTHS         YEAR ENDED
CLASS R5                                                                           ENDED 4/30/06        10/31/05(i)
                                                                                     (UNAUDITED)
Net asset value, beginning of period                                                       $9.92             $10.10
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                $0.15              $0.30
  Net realized and unrealized gain (loss) on investments                                   (0.27)             (0.19)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                          $(0.12)             $0.11
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                                                              $(0.28)            $(0.29)
  From net realized gain on investments                                                    (0.00)(w)             --
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(0.28)            $(0.29)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $9.52              $9.92
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                    (1.19)(n)           1.10(n)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                      2.27(a)            2.98(a)
Expenses after expense reductions (f)                                                       0.60(a)            0.60(a)
Net investment income                                                                       3.52(a)            5.06(a)
Portfolio turnover                                                                           120                203
Net assets at end of period (000 Omitted)                                                    $50                $51
-----------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 30, 2003, through April 30,
    2004.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, September 1, 2004 (Class B, C, R, and R3) and April 1, 2005 (Classes R1,
    R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(x) During 2004, the fund changed its fiscal year-end from April 30 to October 31.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Inflation-Adjusted Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. For exchange-traded options in which there were no sales reported that day, exchange-traded options are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include purchased options and futures contracts.

PURCHASED OPTIONS - The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund's exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                      OCTOBER 31, 2005     OCTOBER 31, 2004

      Ordinary income (including any
      short-term capital gains)               $469,790              $35,368

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006

          Cost of investments                             $21,795,639
          -----------------------------------------------------------
          Gross appreciation                                   $8,253
          Gross depreciation                                 (565,101)
          -----------------------------------------------------------
          Net unrealized appreciation (depreciation)        $(556,848)

          AS OF OCTOBER 31, 2005

          Undistributed ordinary income                       131,351
          Undistributed long-term capital gain                  7,128
          Other temporary differences                        (130,714)
          Net unrealized appreciation (depreciation)         (457,140)

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its management fee to 0.35% of average net assets, amounting to $16,257, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the fund's average daily net assets. This contractual fee arrangement will continue until March 1, 2007. For the six months ended April 30, 2006, this reduction amounted to $165,233 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $6,857 for the six months ended April 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.


Distribution Fee Plan Table:
                                                                  TOTAL            ANNUAL        DISTRIBUTION
                        DISTRIBUTION         SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                            FEE RATE        FEE RATE            PLAN(1)           RATE(2)                 FEE

Class A                        0.10%           0.25%              0.35%             0.15%             $21,469
Class B                        0.75%           0.25%              1.00%             1.00%              23,469
Class C                        0.75%           0.25%              1.00%             1.00%              13,504
Class R                        0.25%           0.25%              0.50%             0.50%                 329
Class R1                       0.50%           0.25%              0.75%             0.75%                 311
Class R2                       0.25%           0.25%              0.50%             0.50%                 125
Class R3                       0.25%           0.25%              0.50%             0.50%                 667
Class R4                          --           0.25%              0.25%             0.25%                  86
-------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                   $59,960
                                                                                                      =======

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2006 based on each class' average daily net assets. 0.10% of the Class A service fee is currently being waived under a contractual waiver arrangement. For the six months ended April 30, 2006, this waiver amounted to $6,134 and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class A distribution fee is currently being waived under a contractual waiver arrangement. For the six months ended April 30, 2006, this waiver amounted to $6,134 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2006, were as follows:

                                              AMOUNT

              Class A                            $--
              Class B                         $2,457
              Class C                         $1,137

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2006, the fee was $10,366, which equated to 0.0956% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2006, these costs amounted to $5,298.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.0588% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended April 30, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:


                                                               ANNUAL
                                                            EFFECTIVE     TOTAL
                                               FEE RATE       RATE(1)    AMOUNT

Class R1                                          0.45%         0.35%      $186
Class R2                                          0.40%         0.25%       100
Class R3                                          0.25%         0.15%       334
Class R4                                          0.15%         0.15%        52
Class R5                                          0.10%         0.10%        25
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                            $697
                                                                           ====

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares.
    This agreement will continue until at least September 30, 2007. For the six months ended April 30, 2006, this waiver amounted to $212 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2006, the fee paid to Tarantino LLC was $78. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $66, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES            SALES

U.S. government securities                         $29,206,177      $25,123,421
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                     SIX MONTHS ENDED 4/30/06               YEAR ENDED 10/31/05(i)
                                   SHARES             AMOUNT             SHARES             AMOUNT
Shares sold
  Class A                             571,082           $5,629,006          952,909           $9,698,933
  Class B                              71,864              703,836          551,989            5,620,493
  Class C                              73,291              721,450          272,913            2,781,571
  Class I                              28,347              276,070           79,595              812,800
  Class R                               2,801               27,386           13,915              141,284
  Class R1                              4,272               42,203            4,951               50,000
  Class R2                                 --                   --            4,951               50,000
  Class R3                             16,509              157,445           21,562              213,062
  Class R4                              7,625               73,748            4,950               50,000
  Class R5                                 --                   --            4,951               50,000
--------------------------------------------------------------------------------------------------------
                                      775,791           $7,631,144        1,912,686          $19,468,143

Shares issued to shareholders
in reinvestment of distributions

  Class A                              32,256             $315,725           18,680             $188,595
  Class B                               9,121               89,311            8,599               86,898
  Class C                               3,865               37,913            3,603               36,472
  Class I                               4,124               40,355            6,743               68,417
  Class R                                 367                3,590              410                4,152
  Class R1                                199                1,952              113                1,146
  Class R2                                133                1,307              122                1,238
  Class R3                                719                7,039              207                2,091
  Class R4                                183                1,785              137                1,381
  Class R5                                151                1,479              145                1,471
--------------------------------------------------------------------------------------------------------
                                       51,118             $500,456           38,759             $391,861

Shares reacquired
  Class A                           (178,504)         $(1,748,025)        (144,917)         $(1,468,226)
  Class B                           (102,425)            (997,727)        (105,226)          (1,065,745)
  Class C                            (65,128)            (635,495)         (28,368)            (287,725)
  Class I                            (14,958)            (146,304)         (86,332)            (875,900)
  Class R                             (2,100)             (20,378)          (5,284)             (54,234)
  Class R1                              (120)              (1,176)               --                   --
  Class R3                            (7,745)             (73,884)               --                   --
--------------------------------------------------------------------------------------------------------
                                    (370,980)         $(3,622,989)        (370,127)         $(3,751,830)

Net change
  Class A                             424,834           $4,196,706          826,672           $8,419,302
  Class B                            (21,440)            (204,580)          455,362            4,641,646
  Class C                              12,028              123,868          248,148            2,530,318
  Class I                              17,513              170,121                6                5,317
  Class R                               1,068               10,598            9,041               91,202
  Class R1                              4,351               42,979            5,064               51,146
  Class R2                                133                1,307            5,073               51,238
  Class R3                              9,483               90,600           21,769              215,153
  Class R4                              7,808               75,533            5,087               51,381
  Class R5                                151                1,479            5,096               51,471
--------------------------------------------------------------------------------------------------------
                                      455,929           $4,508,611        1,581,318          $16,108,174

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended April 30, 2006 was $78, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended April 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                IAB-SEM-6/06 1M

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX
             ------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 23, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 23, 2006
      -------------

By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2006
      -------------

* Print name and title of each signing officer under his or her signature.